THIRD QUARTER REPORT

September 30, 2002

MORGAN STANLEY
ASIA-PACIFIC FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE
BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Thomas P. Gerrity
DIRECTOR

Gerard E. Jones
DIRECTOR

Joseph J. Kearns
DIRECTOR

Vincent R. McLean
DIRECTOR

C. Oscar Morong, Jr.
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Michael Nugent
DIRECTOR

Fergus Reid
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Lorraine Truten
VICE PRESIDENT

James W. Garrett
TREASURER

Mary E. Mullin
SECRETARY

Belinda A. Brady
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

STOCKHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue New
York, New York 10166

INDEPENDENT AUDITOR
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

(C) 2002 Morgan Stanley
[MORGAN STANLEY LOGO]

MORGAN STANLEY
ASIA-PACIFIC FUND, INC.

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

OVERVIEW

Letter to Stockholders

For the nine months ended September 30, 2002, the Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -8.01% compared with -7.16% for its benchmark. The benchmark for the Fund is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan Net and All-Country Asia-Pacific Free ex-Japan Net, with each index weighted equally. On September 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $7.20 representing a 15.3% discount to the Fund's net asset value per share.

MARKET REVIEW

The Japanese market was one of the best performers among asset classes for the nine month period ending September 30, 2002, led by positive indicators of a cyclical recovery. Over the latest quarter, mounting concerns for an economic recovery in the United States caused investors to re-evaluate a cyclical recovery in Japan which was largely based on exports. Meanwhile, Asia ex-Japan markets also fared well versus developed markets, although in the last quarter, markets have struggled to shake off the malaise affecting most of the other equity regions, given the potential threat of war with Iraq and the general uncertainty regarding the uneven pace of the economic recovery.

In Japan, the Fund's larger exposure to the technology sector negatively affected performance, mainly due to fears of a deteriorating U.S. economy and the rising yen. Also, the Fund's virtually zero exposure to the banking sector detracted from performance, as expectations for a possible solution to non-performing loans mounted. We have maintained exposure to Japanese technology companies, which have a generally positive profit outlook, and have increased the number of holdings to include companies with measurable balance sheet qualities since the beginning of 2002.

In Asia ex-Japan, stock selection in the developed markets of Australia, Hong Kong and Singapore was the largest detractor to performance. Cyclical areas bore the brunt of the selling pressure, with the largest declines being seen among information technology and industrials. Telecommunication stocks also fared particularly poorly. Dividend yield, cash flows and defensive growth characterized the region's sector outperformer's - namely utilities and energy. We have been increasing the aggressive tilt in the Fund, buying into beaten down sectors like airlines, property and information technology.

MARKET OUTLOOK

Although we are not forecasting a strong recovery in the U.S., we believe that markets will be relieved with a stable economy, which in turn should help Japan's cyclical recovery. The recent shuffle within the Financial Services Agency, which has appointed more hawkish leaders, could mark the final chapter in Japan's decade long economic slump, largely attributed to the non-performing loan issues. Operating under the assumption of an "anemic" global economic recovery over the next three to four quarters, Asia ex-Japan should perform well on a relative and absolute basis. While earnings recovery for corporate Asia Pacific ex-Japan is likely to take a breather over the next quarter, we believe that the up-trend in earnings growth over the next year is still intact and we remain optimistic on these markets over the next twelve months as they continue to trade at a substantial discount to global markets.

OTHER DEVELOPMENTS

On January 23, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares trade from their net asset value. For the nine months ended September 30, 2002, the Fund repurchased 590,730 of its shares at an average discount of 16.34% from net asset value per share. Since the inception of the program, the Fund has repurchased 14,905,664 of its shares at an average discount of 20.56% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,

/s/Ronald E. Robison
Ronald E. Robison
President and Director                                             October 2002

THE FUND ANNOUNCED IN SEPTEMBER 2002, THAT IT WILL BE MANAGED BY THE EMERGING MARKETS, ASIAN EQUITY AND JAPANESE EQUITY TEAMS. CURRENT MEMBERS OF THE TEAM, ALL OF MORGAN STANLEY INVESTMENT MANAGEMENT, INCLUDE JOHN ALKIRE, A MANAGING DIRECTOR, ASHUTOSH SINHA, AN EXECUTIVE DIRECTOR, AND NARAYAN RAMACHANDRAN AND KUNIHIKO SUGIO, EACH A MANAGING DIRECTOR.

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

September 30, 2002

Investment Summary

Historical Information (Unaudited)

                                                                                TOTAL RETURN (%)
                                              --------------------------------------------------------------------------
                                                      MARKET VALUE(1)        NET ASSET VALUE(2)             INDEX(3)
                                              --------------------------------------------------------------------------
                                                                   AVERAGE                AVERAGE               AVERAGE
                                              CUMULATIVE            ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE   ANNUAL
------------------------------------------------------------------------------------------------------------------------
Year-to-Date                                   (3.87)%                 --       (8.01)%     --       (7.16)%        --

One Year                                       14.29                14.29%       6.25      6.25%      1.43        1.43%

Five Year                                     (19.08)               (4.15)     (23.61)    (5.24)    (35.28)      (8.33)

Since Inception*                              (37.90)               (5.68)     (26.69)    (3.74)    (44.26)      (6.91)

Past performance is not predictive of future performance.
[CHART]
Returns and Per Share Information

                                                                                                                       NINE MONTHS
                                                                                                                          ENDED
                                                     YEAR ENDED DECEMBER 31,                                          SEPTEMBER 30,
                              -----------------------------------------------------------------------------------------------------
                                1994*      1995       1996        1997       1998       1999       2000       2001       2002
Net Asset Value Per Share     $ 13.20   $  14.34   $  11.95    $   8.77   $   8.73   $  15.26   $  10.82   $   9.24   $   8.50
-----------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share        $ 12.25   $  13.33   $   9.75    $   7.44   $   7.00   $  11.81   $   8.69   $   7.49   $   7.20
-----------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)               (7.2)%     (7.0)%    (18.4)%     (15.2)%    (19.8)%    (22.6)%    (19.7)%    (18.9)%    (15.3)%
-----------------------------------------------------------------------------------------------------------------------------------
Income Dividends              $  0.04   $   0.05   $   0.61    $   0.02   $   0.01   $   0.04   $   0.22        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions   $  0.01   $   0.02         --          --         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)            (5.94)%     9.24%     (2.87)%+  (26.36)%     (0.34)%    75.39%    (27.37)%   (14.60)%    (8.01)%
-----------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)           (5.24)%     2.88%     (3.63)%    (29.55)%    (0.30)%    55.16%    (30.21)%   (17.39)%    (7.16)%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The benchmark for investment performance is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan Net and All-Country Asia-Pacific Free ex-Japan Net with each index weighted equally. The net dividends reinvested series approximate the minumum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties.
*    The Fund commenced operations on August 2, 1994.
+ This return does not include the effect of the rights issued in connection with the rights offering.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVELY HIGHER DEGREE OF VOLATILITY.

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

September 30, 2002 (Unaudited)



Portfolio Summary

[PIE CHART]

ALLOCATION OF TOTAL INVESTMENTS

Equity Securities       99.0%
Short-Term Investments   1.0%


[PIE CHART]
INDUSTRIES

Semiconductor Equipment & Products  7.4%
Household Durables                  7.3%
Banks                               7.2%
Electronic Equipment
   & Instruments                    5.8%
Automobiles                         5.7%
Other                              66.6%

[PIE CHART]
COUNTRY WEIGHTINGS

Japan                        52.1%
South Korea                  12.7%
Autralia                      9.8%
China/Hong Kong               8.0%
Taiwan                        7.3%
Other                        10.1%


TEN LARGEST HOLDINGS*

                                                            PERCENT OF
                                                            NET ASSETS
1.      Samsung Electronics Co., Ltd. (South
        Korea)                                                  5.1%
2.      Toyota Motor Corp. (Japan)                              1.7
3.      Nissan Motor Co., Ltd. (Japan)                          1.7
4.      Ricoh Co., Ltd. (Japan)                                 1.7
5.      Nintendo Co., Ltd. (Japan)                              1.6
6.      Daikin Industries Ltd. (Japan)                          1.5%
7.      Canon, Inc. (Japan)                                     1.5
8.      Fuji Photo Film Co., Ltd. (Japan)                       1.5
9.      SK Telecom Co., Ltd. (South Korea)                      1.5
10.     Sony Corp. (Japan)                                      1.4
                                                               -----
                                                               19.2%
                                                               =====

*    Excludes Short-Term Investments

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                       VALUE
                                        SHARES         (000)
---------------------------------------------------------------
COMMON STOCKS (96.9%)
(UNLESS OTHERWISE NOTED)
---------------------------------------------------------------
AUSTRALIA (9.5%)
AIRLINES
Qantas Airways Ltd.                     961,650      $   1,869
---------------------------------------------------------------
BANKS
Australia & New Zealand
Banking Group Ltd.                      399,350          3,826
Commonwealth Bank of
Australia                               224,150          3,668
---------------------------------------------------------------
                                                         7,494
---------------------------------------------------------------
BEVERAGES
Foster's Group Ltd.                     736,750          1,844
---------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
Brambles Industries Ltd.                268,151            939
---------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
Telstra Corp., Ltd.                     440,350          1,133
---------------------------------------------------------------
FOOD & DRUG RETAILING
Woolworths Ltd.                         252,400          1,685
---------------------------------------------------------------
INSURANCE
QBE Insurance Group Ltd.                239,050            929
---------------------------------------------------------------
MEDIA
News Corp., Ltd.                        508,900          2,428
---------------------------------------------------------------
METALS & MINING
BHP Billiton Ltd.                       902,277          4,433
BHP Steel Ltd.                          180,455 (a)        262
MIM Holdings Ltd.                     2,500,540          1,534
Rio Tinto Ltd.                          244,050          4,014
---------------------------------------------------------------
                                                        10,243
---------------------------------------------------------------
REAL ESTATE
Lend Lease Corp., Ltd.                  107,750            591
---------------------------------------------------------------
                                                        29,155
---------------------------------------------------------------
CHINA/HONG KONG (8.0%)
AIRLINES
Cathay Pacific Airways                  426,000            576
---------------------------------------------------------------
BANKS
Dah Sing Financial                        7,000             30
---------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
Travelsky Technology Ltd.               217,000            130
---------------------------------------------------------------
COMPUTERS & PERIPHERALS
TPV Technology Ltd.                     380,000            110
---------------------------------------------------------------
DISTRIBUTORS
Li & Fung Ltd.                          734,000            696
---------------------------------------------------------------
DIVERSIFIED FINANCIALS
Hong Kong Exchanges & Clearing
Ltd.                                    334,000            403
---------------------------------------------------------------
Wharf Holdings Ltd.                     412,000            784
---------------------------------------------------------------
                                                         1,187
---------------------------------------------------------------
ELECTRIC UTILITIES
Huaneng Power
International, Inc., 'H'              1,266,000            990
---------------------------------------------------------------
ELECTRICAL EQUIPMENT
Johnson Electric Holdings Ltd.        1,646,000          1,646
---------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
QPL International Holdings Ltd.       1,796,000 (a)        348
---------------------------------------------------------------
HOUSEHOLD DURABLES
Techtronic Industries Co., Ltd.         848,000            652
---------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
Hutchison Whampoa Ltd.                  592,950          3,436
---------------------------------------------------------------
MEDIA
i-Cable Communications Ltd.             677,000            250
Television Broadcasts Ltd.              352,000          1,083
---------------------------------------------------------------
                                                         1,333
---------------------------------------------------------------
METALS & MINING
Yanzhou Coal Mining Co., Ltd. 'H'     1,422,000            469
---------------------------------------------------------------
OIL & GAS
CNOOC Ltd.                              777,000          1,081
PetroChina Co., Ltd.                  3,024,000            613
---------------------------------------------------------------
                                                         1,694
---------------------------------------------------------------
REAL ESTATE
Cheung Kong Holdings Ltd.               344,000          2,170
Henderson Land Development Co.,
Ltd.                                    226,000            667
Sun Hung Kai Properties Ltd.            484,000          2,842
---------------------------------------------------------------
                                                         5,679
---------------------------------------------------------------
SPECIALTY RETAIL
Esprit Holdings Ltd.                  1,031,000          1,586
Giordano International Ltd.           1,456,000            570
---------------------------------------------------------------
                                                         2,156
---------------------------------------------------------------
TEXTILES & APPAREL
Texwinca Holdings Ltd.                  995,000            670
---------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
China Mobile (Hong Kong) Ltd.           864,000          1,994
SmarTone Telecommunications
Holdings Ltd.                           839,000            839
---------------------------------------------------------------
                                                         2,833
---------------------------------------------------------------
                                                        24,635
---------------------------------------------------------------
INDIA (2.8%)
AUTOMOBILES
Hero Honda Motors Ltd.                  155,725            837
---------------------------------------------------------------

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                       VALUE
                                        SHARES         (000)
---------------------------------------------------------------
INDIA (CONT'D)
BANKS
HDFC Bank Ltd. ADR                       53,200   $        755
State Bank of India Ltd.                145,235            709
---------------------------------------------------------------
                                                         1,464
---------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
Mahanagar Telephone Nigam Ltd.          158,127            359
---------------------------------------------------------------
ELECTRICAL EQUIPMENT
Bharat Heavy Electricals Ltd.           171,937            568
---------------------------------------------------------------
IT CONSULTING & SERVICES
Infosys Technologies Ltd.                32,850          2,310
Wipro Ltd.                               20,000            548
---------------------------------------------------------------
                                                         2,858
---------------------------------------------------------------
METALS & MINING
Tata Iron & Steel Co., Ltd.               1,910              4
---------------------------------------------------------------
OIL & GAS
Bharat Petroleum Corp., Ltd.             67,300            239
Hindustan Petroleum Corp., Ltd.          69,000            240
---------------------------------------------------------------
                                                           479
---------------------------------------------------------------
PHARMACEUTICALS
Cipla Ltd.                                9,235            181
Dr. Reddy's Laboratories Ltd.            56,984            983
---------------------------------------------------------------
                                                         1,164
---------------------------------------------------------------
TOBACCO
ITC Ltd.                                 58,900            792
---------------------------------------------------------------
                                                         8,525
---------------------------------------------------------------
INDONESIA (0.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES
---------------------------------------------------------------
Telekomunikasi Indonesia Tbk PT       1,728,000            716
---------------------------------------------------------------
JAPAN (52.1%)
---------------------------------------------------------------
AUTOMOBILES
Nissan Motor Co., Ltd.                  694,000          5,153
Suzuki Motor Corp.                      294,000          3,315
Toyota Motor Corp.                      204,300          5,252
---------------------------------------------------------------
                                                        13,720
---------------------------------------------------------------
BANKS
Mitsubishi Tokyo Financial
Group, Inc.                                  45            332
---------------------------------------------------------------
BUILDING PRODUCTS
Daikin Industries Ltd.                  246,000          4,627
Sanwa Shutter Corp., Ltd.               352,000            994
---------------------------------------------------------------
                                                         5,621
---------------------------------------------------------------
CHEMICALS
Daicel Chemical Industries Ltd.         798,000          2,255
Denki Kagaku Kogyo Kabushiki
Kaisha                                  888,000   $      2,057
Kaneka Corp.                            540,000          3,042
Lintec Corp.                            195,000          1,590
Mitsubishi Chemical Corp.               929,000          1,702
Nifco, Inc.                             203,000          2,097
Shin-Etsu Polymer Co., Ltd.             387,000          1,535
---------------------------------------------------------------
                                                        14,278
---------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
Dai Nippon Printing Co., Ltd.           188,000          2,037
Nissha Printing Co., Ltd.                63,000            370
---------------------------------------------------------------
                                                         2,407
---------------------------------------------------------------
COMPUTERS & PERIPHERALS
Fujitsu Ltd.                            571,000          2,467
Mitsumi Electric Co., Ltd.              221,500          2,610
NEC Corp.                               480,000          2,314
                                      1,163,000
Toshiba Corp.                               (a)          3,553
---------------------------------------------------------------
                                                        10,944
---------------------------------------------------------------
CONSTRUCTION & ENGINEERING
Kurita Water Industries Ltd.            234,000          2,104
Obayashi Corp.                          692,000          1,790
Sanki Engineering Co., Ltd.              74,000            373
---------------------------------------------------------------
                                                         4,267
---------------------------------------------------------------
DIVERSIFIED FINANCIALS
Hitachi Capital Corp.                   258,300          3,241
---------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
Nippon Telegraph & Telephone
Corp.                                       936          3,113
---------------------------------------------------------------
ELECTRIC UTILITIES
Tokyo Electric Power Co., Inc.          165,100          2,983
---------------------------------------------------------------
ELECTRICAL EQUIPMENT
Furukawa Electric Co., Ltd.             414,000            942
Kyudenko Corp.                          220,000            705
---------------------------------------------------------------
                                                         1,647
---------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Hitachi High-Technologies Corp.          70,000            978
Hitachi Ltd.                            712,000          3,567
Kyocera Corp.                            57,600          3,855
Ryosan Co., Ltd.                        133,000          1,417
TDK Corp.                                72,200          2,805
---------------------------------------------------------------
                                                        12,622
---------------------------------------------------------------
FOOD & DRUG RETAILING
FamilyMart Co., Ltd.                    127,300          3,006
---------------------------------------------------------------
FOOD PRODUCTS
House Foods Corp.                       136,000          1,215
Nippon Meat Packers, Inc.               210,000          1,682
---------------------------------------------------------------
                                                         2,897
---------------------------------------------------------------

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                       VALUE
                                        SHARES         (000)
---------------------------------------------------------------

JAPAN (CONT'D)
HOUSEHOLD DURABLES
Casio Computer Co., Ltd.                407,000   $      2,069
Matsushita Electric Industrial
Co., Ltd.                               374,000          3,879
Nintendo Co., Ltd.                       41,200          4,798
Rinnai Corp.                             83,700          1,963
Sangetsu Co., Ltd.                       17,000            270
Sekisui Chemical Co., Ltd.              399,000          1,101
Sekisui House Ltd.                      351,000          2,620
Sony Corp.                              105,700          4,436
---------------------------------------------------------------
                                                        21,136
---------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
Fuji Photo Film Co., Ltd.               153,000          4,561
Yamaha Corp.                            242,000          2,292
---------------------------------------------------------------
                                                         6,853
---------------------------------------------------------------
MACHINERY
Amada Co., Ltd.                         508,000          1,919
Daifuku Co., Ltd.                       583,000          2,155
Fuji Machine Manufacturing Co.,
Ltd.                                    156,000          1,461
Fujitec Co., Ltd.                       178,000            922
Minebea Co., Ltd.                       504,000          2,554
Mitsubishi Heavy Industries Ltd.      1,106,000          3,016
Tsubakimoto Chain Co.                   743,000          1,910
---------------------------------------------------------------
                                                        13,937
---------------------------------------------------------------
MARINE
Mitsubishi Logistics Corp.              141,000            888
---------------------------------------------------------------
MEDIA
Toho Co., Ltd.                           75,000            782
---------------------------------------------------------------
OFFICE ELECTRONICS
Canon, Inc.                             141,000          4,609
Ricoh Co., Ltd.                         296,000          5,142
---------------------------------------------------------------
                                                         9,751
---------------------------------------------------------------
PHARMACEUTICALS
Ono Pharmaceutical Co., Ltd.            104,000          3,160
Sankyo Co., Ltd.                        275,000          3,560
Yamanouchi Pharmaceutical Co.,
Ltd.                                    177,900          3,901
---------------------------------------------------------------
                                                        10,621
---------------------------------------------------------------
REAL ESTATE
Mitsubishi Estate Co., Ltd.             436,000          3,484
---------------------------------------------------------------
ROAD & RAIL
East Japan Railway Co.                      769          3,587
---------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
Rohm Co., Ltd.                           14,200          1,667
---------------------------------------------------------------
TEXTILES & APPAREL
Nisshinbo Industries, Inc.              315,000  $       1,477
---------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS
Mitsubishi Corp.                        529,000          3,554
Nagase & Co., Ltd.                      197,000            899
---------------------------------------------------------------
                                                         4,453
---------------------------------------------------------------
                                                       159,714
---------------------------------------------------------------
MALAYSIA (0.7%)

BANKS
Commerce Asset Holdings Bhd           1,384,000          1,100
---------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE
Magnum Corp. Bhd                      1,446,000            906
---------------------------------------------------------------
                                                         2,006
---------------------------------------------------------------
SINGAPORE (4.7%)

AIRLINES
Singapore Airlines Ltd.                 438,000          2,363
---------------------------------------------------------------
BANKS
DBS Group Holdings Ltd.                 402,979          2,537
United Overseas Bank Ltd.               543,389          3,634
---------------------------------------------------------------
                                                         6,171
---------------------------------------------------------------
DIVERSIFIED FINANCIALS
Keppel Corp., Ltd.                      309,000            754
---------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Venture Corp., Ltd.                     230,000          1,370
---------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
SembCorp Industries Ltd.              1,310,000            689
---------------------------------------------------------------
MARINE
Neptune Orient Lines Ltd.         1,300,000 (a)            449
---------------------------------------------------------------
REAL ESTATE
CapitaLand, Ltd.                      1,464,000          1,004
City Developments Ltd.                  250,000            660
---------------------------------------------------------------
                                                         1,664
---------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
Chartered Semiconductor
Manufacturing Ltd.                  514,800 (a)            159
---------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
Sembcorp Logistics Ltd.                 671,800            634
---------------------------------------------------------------
                                                        14,253
---------------------------------------------------------------
SOUTH KOREA (11.6%)

AUTO COMPONENTS
Hyundai Mobis                           114,270          2,243
---------------------------------------------------------------
AUTOMOBILES
Hyundai Motor Co., Ltd.                  98,900          2,257
---------------------------------------------------------------

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                       VALUE
                                        SHARES         (000)
---------------------------------------------------------------

SOUTH KOREA (CONT'D)
BANKS
Kookmin Bank                             25,047  $         917
Shinhan Financial Group Co., Ltd.       167,260          1,894
---------------------------------------------------------------
                                                         2,811
---------------------------------------------------------------
CHEMICALS
LG Chem Ltd.                             31,490            837
---------------------------------------------------------------
CONSTRUCTION & ENGINEERING
Hyundai Development Co.              95,850 (a)            538
---------------------------------------------------------------
DIVERSIFIED FINANCIALS
Daishin Securities Co.                   12,150            155
LG Investment & Securities Co.,
Ltd.                                     24,400            284
Samsung Securities Co., Ltd.         37,340 (a)            910
Seoul Securities Co., Ltd.               70,930            261
---------------------------------------------------------------
                                                         1,610
---------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Samsung Electro-Mechanics Co.,
Ltd.                                     37,851          1,362
---------------------------------------------------------------
FOOD PRODUCTS
Tongyang Confectionery Corp.             17,880            806
---------------------------------------------------------------
HOUSEHOLD DURABLES
LG Electronics Ltd.                  26,169 (a)            714
---------------------------------------------------------------
HOUSEHOLD PRODUCTS
LG Household & Health Care Ltd.          14,730            482
---------------------------------------------------------------
INSURANCE
Hyundai Marine & Fire Insurance
Co., Ltd.                                17,230            379
---------------------------------------------------------------
MEDIA
CJ39 Shopping Corp.                      16,616            764
---------------------------------------------------------------
METALS & MINING
---------------------------------------------------------------
POSCO                                    22,750          1,981
POSCO ADR                                20,700            447
---------------------------------------------------------------
                                                         2,428
---------------------------------------------------------------
MULTILINE RETAIL
Shinsegae Co., Ltd.                       5,320            805
---------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
Samsung Electronics Co., Ltd.            53,457         13,050
---------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
SK Telecom Co., Ltd.                     17,400          3,373
SK Telecom Co., Ltd. ADR                 50,600          1,074
---------------------------------------------------------------
                                                         4,447
---------------------------------------------------------------
                                                        35,533
---------------------------------------------------------------
TAIWAN (7.3%)

AIRLINES
Eva Airways Corp.                     2,728,000 (a)        966
---------------------------------------------------------------
BANKS
Taipei Bank                           1,540,000 (a)   $  1,405
Taishin Financial Holdings Co.,
Ltd.                                  2,795,000 (a)      1,122
---------------------------------------------------------------
                                                         2,527
---------------------------------------------------------------
CHEMICALS
Formosa Chemicals & Fibre Corp.         658,726            489
Formosa Plastics Corp.                  130,000            124
---------------------------------------------------------------
                                                           613
---------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
Accton Technology Corp.               1,213,725 (a)      1,845
---------------------------------------------------------------
COMPUTERS & PERIPHERALS
Asustek Computer, Inc.                  414,800            975
Benq Corp.                              427,120            539
Quanta Computer, Inc.                   337,100            643
---------------------------------------------------------------
                                                         2,157
---------------------------------------------------------------
CONSTRUCTION & ENGINEERING

CTCI Corp.                            1,172,000            502
---------------------------------------------------------------
CONSTRUCTION MATERIALS
Taiwan Cement Corp.                     816,140 (a)        174
---------------------------------------------------------------
DIVERSIFIED FINANCIALS
Chinatrust Financial Holding
Co., Ltd.                             3,698,043 (a)      2,598
Fubon Financial Holding Co., Ltd.       235,928            196
Sinopac Holdings Co.                  1,876,432 (a)        770
---------------------------------------------------------------
                                                         3,564
---------------------------------------------------------------
ELECTRICAL EQUIPMENT
Phoenixtec Power Co., Ltd.              977,000            591
---------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Hon Hai Precision Industry Co.,
Ltd.                                    596,200          1,992
---------------------------------------------------------------
FOOD & DRUG RETAILING
President Chain Store Corp.              16,159             26
---------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
Largan Precision Co., Ltd.              131,300            693
Premier Image Technology Corp.          495,000            639
---------------------------------------------------------------
                                                         1,332
---------------------------------------------------------------
METALS & MINING
China Steel Corp.                     1,135,443            488
---------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
ASE Test Ltd.                            42,500            150
Novatek Microelectronics Corp.,
Ltd.                                    406,800            799
Orient Semiconductor Electronics
Ltd.                                    836,000 (a)        139

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                       VALUE
                                        SHARES         (000)
---------------------------------------------------------------
TAIWAN (CONT'D)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONT'D)
Siliconware Precision Industries
Co.                                   1,253,247 (a) $      651
Taiwan Semiconductor
Manufacturing Co., Ltd.               2,901,584 (a)      3,420
United Microelectronics Corp.           211,646 (a)        144
---------------------------------------------------------------
                                                         5,303
---------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
Taiwan Cellular Corp.                   208,045            192
---------------------------------------------------------------
                                                        22,272
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $371,899)                                        296,809
---------------------------------------------------------------
PREFERRED STOCKS ( 1.4%)
---------------------------------------------------------------
AUSTRALIA (0.3%)
MEDIA
News Corp., Ltd.                        229,800            939
---------------------------------------------------------------
SOUTH KOREA (1.1%)
AUTOMOBILES
Hyundai Motor Co., Ltd.                  64,310            716
---------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
Samsung Electronics Co., Ltd.            21,560          2,592
---------------------------------------------------------------
                                                         3,308
---------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $4,905)                                            4,247
---------------------------------------------------------------
INVESTMENT COMPANIES (0.5%)
---------------------------------------------------------------
INDIA (0.5%)
---------------------------------------------------------------
Morgan Stanley Growth Fund (Cost
$1,744)                               9,491,200 (a,c)    1,659
---------------------------------------------------------------

                                         FACE
                                        AMOUNT
                                        (000)
---------------------------------------------------------------

SHORT-TERM INVESTMENT (0.9%)
---------------------------------------------------------------
UNITED STATES (0.9%)

REPURCHASE AGREEMENT
J.P. Morgan Securities Inc.,
1.87%, dated 9/30/02,
due 10/1/02 (Cost $2,581)             $   2,581 (b)      2,581
---------------------------------------------------------------

                                          FACE
                                        AMOUNT           VALUE
                                         (000)           (000)
---------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.2%)
---------------------------------------------------------------
Australian Dollar         AUD                10      $       5
Hong Kong Dollar          HKD               384             49
Indian Rupee              INR             3,887             80
Japanese Yen              JPY             4,162             34
South Korean Won          KRW            61,635             51
Taiwan Dollar             TWD            12,615            362
---------------------------------------------------------------
TOTAL FOREIGN CURRENCY
(Cost $581)                                                581
---------------------------------------------------------------
TOTAL INVESTMENTS         (99.9%)
(Cost $381,710)                                        305,877
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
---------------------------------------------------------------
Other Assets              $               1,879
Liabilities                              (1,485)           394
---------------------------------------------------------------
NET ASSETS (100%)
Applicable to 36,030,027 issued and
outstanding $ 0.01 par value shares
(100,000,000 shares authorized)                      $ 306,271
---------------------------------------------------------------
NET ASSET VALUE PER SHARE                            $    8.50
---------------------------------------------------------------


(a)--Non-income producing.
(b)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
(c)--Fund is advised by an affiliate.
ADR--American Depository Receipts.

                                       9